Reporting Entity - List of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telink Co., Ltd.
Location	Korea
Primary business	International telecommunication and Mobile Virtual Network Operator service
Ownership	100.00%	100.00%
NATE Communications Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NATE Communications Corporation (Formerly, SK Communications Co., Ltd.)
Location	Korea
Primary business	Internet website services
Ownership	100.00%	100.00%
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Broadband Co., Ltd.
Location	Korea
Primary business	Fixed-line telecommunication services
Ownership	99.10%	74.40%
PS&Marketing Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	PS&Marketing Corporation
Location	Korea
Primary business	Communications device retail business
Ownership	100.00%	100.00%
SERVICE ACE Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE ACE Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
SERVICE TOP Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SERVICE TOP Co., Ltd.
Location	Korea
Primary business	Call center management service
Ownership	100.00%	100.00%
SK O&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK O&S Co., Ltd.
Location	Korea
Primary business	Base station maintenance service
Ownership	100.00%	100.00%
SK Telecom China Holdings Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Holdings Co., Ltd.
Location	China
Primary business	Investment (Holdings company)
Ownership	100.00%	100.00%
SK Global Healthcare Business Group, Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Global Healthcare Business Group Ltd.
Location	Hong Kong
Primary business	Investment
Ownership	0.00%	100.00%
YTK Investment Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	YTK Investment Ltd.
Location	Cayman Islands
Primary business	Investment
Ownership	100.00%	100.00%
Atlas investment [member]
Disclosure of subsidiaries [line items]
Subsidiary	Atlas Investment
Location	Cayman Islands
Primary business	Investment
Ownership	100.00%	100.00%
SK Telecom Americas, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Americas, Inc.
Location	USA
Primary business	Information gathering and consulting
Ownership	100.00%	100.00%
Quantum Innovation Fund I [member]
Disclosure of subsidiaries [line items]
Subsidiary	Quantum Innovation Fund I
Location	Korea
Primary business	Investment
Ownership	0.00%	59.90%
Happy Hanool Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Happy Hanool Co., Ltd.
Location	Korea
Primary business	Service
Ownership	100.00%	100.00%
SK stoa Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK stoa Co., Ltd.
Location	Korea
Primary business	Other telecommunication retail business
Ownership	100.00%	100.00%
SAPEON Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SAPEON Inc.
Location	USA
Primary business	Investment (Holdings company)
Ownership	62.50%	62.50%
Astra AI Infra LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Astra AI Infra LLC
Location	USA
Primary business	Investment
Ownership	100.00%	0.00%
Home & Service Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Home & Service Co., Ltd.
Location	Korea
Primary business	Operation of information and communication facility
Ownership	100.00%	100.00%
Media S Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Media S Co., Ltd.
Location	Korea
Primary business	Production and supply services of broadcasting programs
Ownership	100.00%	100.00%
SK m&service Co., Ltd.[member]
Disclosure of subsidiaries [line items]
Subsidiary	SK m&service Co., Ltd.
Location	Korea
Primary business	Database and Internet website service
Ownership	100.00%	100.00%
Global AI Platform Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	Global AI Platform Corporation
Location	USA
Primary business	Software development and supply business
Ownership	100.00%	100.00%
Global AI Platform Corporation Korea [member]
Disclosure of subsidiaries [line items]
Subsidiary	Global AI Platform Corporation Korea
Location	Korea
Primary business	Software development and supply business
Ownership	100.00%	100.00%
Pan Asia Semiconductor Materials LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	PanAsia Semiconductor Materials LLC.
Location	Korea
Primary business	Investment
Ownership	0.00%	66.40%
Rebellions Inc. (Formerly, SAPEON Korea Inc.) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Rebellions Inc. (Formerly, SAPEON Korea Inc.)
Location	Korea
Primary business	Manufacturing non-memory and other electronic integrated circuits
Ownership	0.00%	100.00%
SK Telecom Innovation Fund, L.P. [member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom Innovation Fund, L.P.
Location	USA
Primary business	Investment
Ownership	100.00%	100.00%
SK Telecom China Fund I L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	SK Telecom China Fund I L.P.
Location	Cayman Islands
Primary business	Investment
Ownership	0.00%	100.00%